Segments - Summary of reconciliation between IFRS and underlying income, expenses and net result (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Income	€ 11,668	€ 12,404
Expenses	6,930	6,846
Taxation	1,434	1,516
Non-controlling interests	120	127
Net result	3,184	3,915
Adjustment of the EU 'IAS 39 carve out'
Disclosure of operating segments [line items]
Income	439	(1,065)
Taxation	120	(279)
Net result	319	(786)
Results IFRS-EU
Disclosure of operating segments [line items]
Income	12,107	11,339
Expenses	6,930	6,846
Taxation	1,554	1,237
Non-controlling interests	120	127
Net result	€ 3,503	€ 3,130